Property and Equipment	9 Months Ended
Aug. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498
Additions	3,790	-	-	20,308	-	-	-	24,098
Balance at November 30, 2019	554,876	156,059	172,498	5,387,953	1,441,452	276,300	76,458	8,065,596
Additions	-	-	-	3,875	-	-	-	3,875
Disposition	-	-	-	(62,019)	-	-	-	(62,019)
Balance at August 31, 2020	554,876	156,059	172,498	5,329,809	1,441,452	276,300	76,458	8,007,452

Accumulated depreciation
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505
Depreciation	57,128	6,233	8,402	339,210	82,835	12,401	476	506,685
Balance at November 30, 2019	420,790	149,826	138,893	3,422,018	1,358,616	226,699	75,348	5,792,190
Depreciation	30,169	2,337	5,041	200,012	62,127	7,440	250	307,376
Balance at August 31, 2020	450,959	152,163	143,934	3,622,030	1,420,743	234,139	75,598	6,099,566

Net book value at:
November 30, 2019	134,086	6,233	33,605	1,965,935	82,836	49,601	1,110	2,273,406
August 31, 2020	103,917	3,896	28,564	1,707,779	20,709	42,161	860	1,907,886

As at August 31, 2020, there was $544,252 (November 30, 2019 - $606,271) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. During the three and nine months ended August 31, 2020, the Company recorded depreciation expense within cost of goods sold in the amount of $Nil and $Nil (three and nine months ended August 31, 2019 - $Nil and $882), respectively. Also, during the nine months ended August 31, 2020, the Company returned equipment in the amount of $32,269, which was unpaid previously, as well as sold an equipment with a book value of $29,750 for the amount of $8,806 and recognized a loss on sale of that equipment in the amount of $20,944.